FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Financial Liabilities Fair Value Disclosure [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets measured at fair value on a recurring basis at June 30, 2016 and 2015:

	June 30, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$3	$-	$3

Total	$-	$3	$-	$3

	June 30, 2015
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$56	$-	$56

Total	$-	$56	$-	$56